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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-22758

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                  PIMCO Dynamic Credit & Mortgage Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2021 to June 30, 2022

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22758
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO Dynamic Credit & Mortgage Income Fund









================ PIMCO Dynamic Credit and Mortgage Income Fund =================


EUROSAIL UK 2007-1NC PLC

Ticker:                      Security ID:  G31465AS9
Meeting Date: NOV 08, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAG0
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-4BL PLC

Ticker:                      Security ID:  G3299TAF0
Meeting Date: NOV 03, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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EUROSAIL UK 2007-4BL PLC

Ticker:                      Security ID:  G3299TAJ2
Meeting Date: NOV 03, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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EUROSAIL UK 2007-4BL PLC

Ticker:                      Security ID:  G3R9A0AA5
Meeting Date: NOV 03, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-4BL PLC

Ticker:                      Security ID:  G3299TAD5
Meeting Date: NOV 25, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EUROSAIL UK 2007-6NC PLC

Ticker:                      Security ID:  G329A0AF1
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit & Mortgage Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022